UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07851

Franklin Templeton Fund Allocator Series
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/12

Item 1. Schedule of Investments.

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

a Non-income producing. bSee Note 4 regarding investments in Underlying Funds. c Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2012, all repurchase agreements had been entered into on September 28,2012.

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

a Non-income producing.
bSee Note 4 regarding investments in Underlying Funds.

ABBREVIATIONS

Selected Portfolio

ETF - Exchange Traded Fund

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

'See Note 4 regarding investments in Underlying Funds.
bNon-income producing.

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

'See Note 4 regarding investments in Underlying Funds.
bNon-income producing.

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

ABBREVIATIONS

Selected Portfolio

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

ABBREVIATIONS

Selected Portfolio

Quarterly Statement ofInvestments

I See Notes to Statements ofInvestments.

Franklin Templeton Fund Allocator Series

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting often funds, nine of which are included in this report (Funds). The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Investments in the Underlying Funds are valued at their closing net asset value each trading day. Exchange Traded Funds (ETFs) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Repurchase agreements are valued at cost, which approximates market value.

3. INCOME TAXES

At September 30, 2012, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Franklin Templeton Founding Funds Allocation Fund	Franklin Templeton Growth Allocation Fund	Franklin Templeton Moderate Allocation Fund
Cost of investments	$ 6,266,835,056	$ 972,589,576	$ 2,223,490,935
Unrealized appreciation	$ -	$ 160,317,448	$ 277,906,479
Unrealized depreciation	(620,317,620)	(291,840)	(4,036,517)
Net unrealized appreciation (depreciation)	$ (620,317,620)	$ 160,025,608	$ 273,869,962

4. INVESTMENTS IN UNDERLYING FUNDS

The Funds, which are either managed by Franklin Advisers, Inc. (Advisers) and/or administered by Franklin Templeton Services, LLC (FT Services), invest primarily in the Underlying Funds which are managed by Advisers or an affiliate of Advisers or FT Services. The Funds do not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies.

Investments in Underlying Funds for the nine months ended September 30, 2012, were as follows:

Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of period	Investment Income	Realized Capital Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Period
Franklin Templeton 2015 Retirement Target Fund								
Franklin DynaTech Fund, Advisor Class	37,240	12,978	2,178	48,038	$ 1,652,028	$ -	$ (2,101)	0.12%
Franklin Flex Cap Growth Fund, Advisor Class	89,560	-	5,122	84,438	4,249,768	-	25,840	0.12%
Franklin Gold and Precious Metals Fund, Advisor Class	24,633	983	9,565	16,051	602,407	-	(81,807)	0.02%
Franklin Growth Fund, Advisor Class	58,581	14,837	3,566	69,852	3,509,343	-	128	0.09%
Franklin Growth Opportunities Fund, Advisor Class	38,615	-	1,521	36,094	812,073	-	2,783	0.18%
Franklin High Income Fund, Advisor Class	344,451	68,783	-	413,234	851,261	42,379	-	0.01%
Franklin International Small Cap Growth Fund, Advisor Class	81,938	5,517	4,756	82,699	1,323,184	-	(10,823)	0.21%
Franklin MicroCap Value Fund, Advisor Class	27,632	-	1,144	26,488	884,576	-	(2,324)	0.23%
Franklin Natural Resources Fund, Advisor Class	25,623	2,461	28,084	-	-	-	168,137	-
Franklin Pelagos Commodities Strategy Fund	9,589	97,734	-	107,323	1,141,919	-	-	0.91%
Franklin Pelagos Managed Futures Strategy Fund	9,589	-	-	9,589	86,785	-	-	0.62%
Franklin Real Estate Securities Fund, Advisor Class	-	37,173	-	37,173	623,022	1,754	-	0.15%
Franklin Rising Dividends Fund, Advisor Class	90,816	11,811	5,288	97,339	3,686,210	-	(383)	0.04%
Franklin Templeton Emerging Market Debt Opportunities Fund	84,601	37,049	803	120,847	1,551,671	-	(206)	0.29%
Franklin Total Return Fund, Advisor Class	268,934	185,071	20,255	433,750	4,571,725	78,534	(732)	0.09%
Franklin U.S. Government Securities Fund, Advisor Class	1,116,220	189,384	400,925	904,679	6,269,427	228,252	6,521	0.05%
Franklin Utilities Fund, Advisor Class	115,793	11,969	6,288	121,464	1,715,075	40,798	133	0.04%

Institutional Fiduciary Trust Money Market Portfolio	4,856,409	2,349,172	1,547,850	5,657,731	5,657,731		-	-	0.03%
Mutual European Fund, Class Z	94,931	8,653	4,941	98,643	2,032,054		26,380	(15,026)	0.11%
Mutual Shares Fund, Class Z	86,223	-	86,223	-	-	*	-	338,763	-
Templeton China World Fund, Advisor Class	24,464	8,845	1,296	32,014	1,164,662		-	(1,846)	0.11%
Templeton Foreign Fund, Advisor Class	354,915	105,223	23,252	436,886	2,796,068		-	(8,904)	0.05%
Templeton Frontier Markets Fund, Advisor Class	-	43,836	-	43,836	671,123		-	-	0.11%
Templeton Global Bond Fund, Advisor Class	419,698	87,305	41,437	465,566	6,215,309		212,027	(39,971)	0.01%
Total					$ 52,047,419		$ 630,124	$ 378,382	
Franklin Templeton 2025 Retirement Target Fund									
Franklin DynaTech Fund, Advisor Class	61,272	29,553	-	90,825	$ 3,123,476		$ -	$ -	0.23%
Franklin Flex Cap Growth Fund, Advisor Class	153,033	-	8,505	144,528	7,274,094		-	38,586	0.20%
Franklin Gold and Precious Metals Fund, Advisor Class	47,406	3,786	17,750	33,442	1,256,085		-	(323,760)	0.04%
Franklin Growth Fund, Advisor Class	92,187	32,458	-	124,645	6,262,150		-	-	0.10%
Franklin Growth Opportunities Fund, Advisor Class	54,175	-	-	54,175	1,253,617		-	-	0.28%
Franklin High Income Fund, Advisor Class	193,272	28,701	-	221,973	457,263		22,988	-	0.01%
Franklin International Small Cap Growth Fund, Advisor Class	131,320	18,942	-	150,262	2,404,193		-	-	0.38%
Franklin MicroCap Value Fund, Advisor Class	39,906	-	-	39,909	1,302,541		-	-	0.35%
Franklin Natural Resources Fund, Advisor Class	41,691	6,275	47,966	-	-	*	-	185,320	-
Franklin Pelagos Commodities Strategy Fund	15,643	173,560	-	189,203	2,013,116		-	-	1.60%
Franklin Pelagos Managed Futures Strategy Fund	15,643	-	-	15,643	141,567		-	-	1.01%
Franklin Real Estate Securities Fund, Advisor Class	-	59,306	-	59,309	993,968		2,798	-	0.24%
Franklin Rising Dividends Fund, Advisor Class	154,335	31,175	7,088	178,422	6,756,858		-	(5,600)	0.08%
Franklin Templeton Emerging Market Debt Opportunities Fund	43,708	30,252	-	73,960	949,844		-	-	0.18%
Franklin Total Return Fund, Advisor Class	141,515	146,834	53,028	235,321	2,460,279		41,736	1,401	0.05%
Franklin U.S. Government Securities Fund, Advisor Class	675,133	72,897	207,535	540,495	3,745,633		127,823	292	0.03%
Franklin Utilities Fund, Advisor Class	181,087	28,045	-	209,132	2,952,944		66,976	-	0.07%
Institutional Fiduciary Trust Money Market Portfolio	3,245,332	11,062,403	9,659,509	4,648,226	4,648,226		-	-	0.03%
Mutual European Fund, Class Z	157,588	22,269	-	179,857	3,706,049		48,099	-	0.21%
Mutual Shares Fund, Class Z	138,717	-	138,717	-	-	*	-	552,811	-
Templeton China World Fund, Advisor Class	37,755	16,820	-	54,575	1,985,443		-	-	0.19%
Templeton Foreign Fund, Advisor Class	553,718	181,412	-	735,130	4,704,831		-	-	0.08%
Templeton Frontier Markets Fund, Advisor Class	-	69,935	-	69,935	1,070,707		-	-	0.18%
Templeton Global Bond Fund, Advisor Class	253,066	32,833	38,828	247,071	3,298,402		119,337	(27,478)	0.01%
Total					$ 62,779,085		$ 431,757	$ 421,572	
Franklin Templeton 2035 Retirement Target Fund									
Franklin DynaTech Fund, Advisor Class	42,061	25,817	-	67,878	$ 2,334,314		$ -	$ -	0.17%

Franklin Flex Cap Growth Fund, Advisor Class	103,332	-	-	103,332	5,200,889	-	-	0.15%
Franklin Gold and Precious Metals Fund, Advisor Class	29,322	5,189	11,688	22,823	856,558	-	(194,799)	0.03%
Franklin Growth Fund, Advisor Class	65,352	37,950	-	103,302	5,189,890	-	-	0.08%
Franklin Growth Opportunities Fund, Advisor Class	35,154	-	-	35,154	813,485	-	-	0.18%
Franklin High Income Fund, Advisor Class	121,779	7,418	30,670	98,527	202,968	11,092	2,102	-
Franklin International Small Cap Growth Fund, Advisor Class	92,400	17,394	-	109,794	1,756,705	-	-	0.28%
Franklin MicroCap Value Fund, Advisor Class	26,940	-	-	26,940	879,318	-	-	0.24%
Franklin Natural Resources Fund, Advisor Class	29,222	7,692	36,914	-	- *	-	153,908	-
Franklin Pelagos Commodities Strategy Fund	10,959	133,522	-	144,481	1,537,280	-	-	1.22%
Franklin Pelagos Managed Futures Strategy Fund	10,959	-	-	10,959	99,179	-	-	0.71%
Franklin Real Estate Securities Fund, Advisor Class	-	44,567	-	44,567	746,948	2,102	-	0.18%
Franklin Rising Dividends Fund, Advisor Class	113,747	37,706	8,819	142,634	5,401,550	-	995	0.08%
Franklin Templeton Emerging Market Debt Opportunities Fund	21,712	22,975	-	44,687	573,781	-	-	0.11%
Franklin Total Return Fund, Advisor Class	68,807	126,577	54,143	141,241	1,488,875	19,968	2,117	0.03%
Franklin U.S. Government Securities Fund, Advisor Class	331,817	15,055	126,879	219,993	1,524,553	61,125	959	0.01%
Franklin Utilities Fund, Advisor Class	130,183	32,550	-	162,733	2,297,780	52,323	-	0.05%
Institutional Fiduciary Trust Money Market Portfolio	1,456,805	9,120,849	8,218,240	2,359,414	2,359,414	-	-	0.01%
Mutual European Fund, Class Z	107,696	25,232	-	132,928	2,738,323	35,549	-	0.15%
Mutual Shares Fund, Class Z	98,463	-	98,463	-	- *	-	399,492	-
Templeton China World Fund, Advisor Class	26,343	14,663	-	41,006	1,491,809	-	-	0.15%
Templeton Foreign Fund, Advisor Class	384,206	158,714	-	542,920	3,474,685	-	-	0.08%
Templeton Frontier Markets Fund, Advisor Class	-	52,486	-	52,486	803,561	-	-	0.14%
Templeton Global Bond Fund, Advisor Class	125,888	21,116	19,641	127,363	1,700,294	58,299	(17,035)	-
Total					$ 43,471,737	$ 240,458	$ 347,739	
Franklin Templeton 2045 Retirement Target Fund								
Franklin DynaTech Fund, Advisor Class	31,653	18,567	-	50,220	$ 1,727,057	$ -	$ -	0.13%
Franklin Flex Cap Growth Fund, Advisor Class	64,184	1,916	1,578	64,502	3,246,407	-	(7,338)	0.09%
Franklin Gold and Precious Metals Fund, Advisor Class	18,814	3,827	7,770	14,871	558,097	-	(126,638)	0.02%
Franklin Growth Fund, Advisor Class	45,884	29,654	6,489	69,049	3,488,998	-	(3,371)	0.05%
Franklin Growth Opportunities Fund, Advisor Class	18,822	-	-	18,822	435,536	-	-	0.10%
Franklin High Income Fund, Advisor Class	57,942	5,418	-	63,360	130,521	6,661	-	-
Franklin International Small Cap Growth Fund, Advisor Class	59,841	11,281	-	71,122	1,137,953	-	-	0.18%
Franklin MicroCap Value Fund, Advisor Class	15,666	-	-	15,666	511,332	-	-	0.14%
Franklin Natural Resources Fund, Advisor Class	19,310	5,779	25,089	-	- *	-	103,058	-
Franklin Pelagos Commodities Strategy Fund	7,345	90,746	-	98,091	1,043,890	-	-	0.83%

Franklin Pelagos Managed Futures Strategy Fund	7,345	-	-	7,345	66,474	-	-	0.48%
Franklin Real Estate Securities Fund, Advisor Class	-	23,009	-	23,009	385,633	1,085	-	0.09%
Franklin Rising Dividends Fund, Advisor Class	78,440	30,465	14,221	94,684	3,585,686	-	408	0.04%
Franklin Templeton Emerging Market Debt Opportunities Fund	12,545	13,262	-	25,807	331,363	-	-	0.06%
Franklin Total Return Fund, Advisor Class	40,397	67,682	34,505	73,574	775,474	12,024	1,416	0.02%
Franklin U.S. Government Securities Fund, Advisor Class	181,220	18,260	85,109	114,371	792,588	34,423	2,161	0.01%
Franklin Utilities Fund, Advisor Class	82,678	23,348	-	106,026	1,497,085	34,326	-	0.03%
Institutional Fiduciary Trust Money Market Portfolio	672,755	7,623,646	7,091,264	1,205,137	1,205,137	-	-	0.01%
Mutual European Fund, Class Z	68,560	18,060	2,514	84,106	1,732,582	22,493	(6,633)	0.10%
Mutual Shares Fund, Class Z	54,448	-	54,448	-	- *	-	238,847	-
Templeton China World Fund, Advisor Class	17,198	10,610	-	27,808	1,011,655	-	-	0.10%
Templeton Foreign Fund, Advisor Class	258,202	131,521	12,998	376,725	2,411,038	-	(21,350)	0.04%
Templeton Frontier Markets Fund, Advisor Class	-	27,119	-	27,119	415,198	-	-	0.07%
Templeton Global Bond Fund, Advisor Class	69,995	8,788	13,952	64,831	665,499	32,783	(11,940)	-
Total					$ 27,335,003	$ 143,816	$ 166,621	
Franklin Templeton Conservative Allocation Fund								
Franklin DynaTech Fund, Advisor Class	896,289	286,090	31,182	1,154,197	$ 39,692,828	$ -	$ (27,565)	2.91%
Franklin Flex Cap Growth Fund, Advisor Class	1,962,765	-	63,104	1,899,661	95,609,925	-	222,129	2.67%
Franklin Gold and Precious Metals Fund, Advisor Class	594,464	15,865	211,755	398,574	14,958,467	-	(3,606,199)	0.51%
Franklin Growth Fund, Advisor Class	1,309,500	295,204	52,499	1,552,205	77,982,783	-	(91,348)	1.20%
Franklin Growth Opportunities Fund, Advisor Class	743,444	-	-	743,444	17,203,294	-	-	3.89%
Franklin High Income Fund, Advisor Class	11,038,236	901,550	328,183	11,611,603	23,919,902	1,232,339	17,280	0.42%
Franklin International Small Cap Growth Fund, Advisor Class	1,791,249	142,342	-	1,933,591	30,937,454	-	-	4.93%
Franklin MicroCap Value Fund, Advisor Class	597,358	-	-	597,358	19,497,759	-	-	5.25%
Franklin Natural Resources Fund, Advisor Class	553,604	39,347	592,951	-	- *	-	5,362,225	-
Franklin Pelagos Commodities Strategy Fund	210,500	2,145,042	-	2,355,542	25,062,972	-	-	19.96%
Franklin Pelagos Managed Futures Strategy Fund	210,500	-	-	210,500	1,905,025	-	-	13.64%
Franklin Real Estate Securities Fund, Advisor Class	-	765,412	-	765,412	12,828,306	36,107	-	3.07%
Franklin Rising Dividends Fund, Advisor Class	2,286,740	219,535	211,957	2,294,318	86,885,843	-	24,877	1.01%
Franklin Templeton Emerging Market Debt Opportunities Fund	2,554,370	783,391	76,061	3,261,700	41,880,232	-	(62,604)	7.96%
Franklin Total Return Fund, Advisor Class	8,032,427	4,573,728	839,477	11,766,678	124,020,789	2,121,433	5,131	2.41%
Franklin U.S. Government Securities Fund, Advisor Class	34,827,912	1,610,342	11,151,892	25,286,362	175,234,491	6,432,235	333,112	1.51%
Franklin Utilities Fund, Advisor Class	2,596,150	233,576	70,028	2,759,698	38,986,934	940,743	49,714	0.86%

Institutional Fiduciary Trust Money Market Portfolio	261,282,501	161,478,608	118,813,176	303,947,933	303,947,933	-	-	1.81%
Mutual European Fund, Class Z	1,979,777	150,767	100,553	2,029,991	41,817,818	542,885	(243,317)	2.36%
Mutual Shares Fund, Class Z	1,761,536	-	1,761,536	-	- *	-	7,727,663	-
Templeton China World Fund, Advisor Class	505,439	175,217	-	680,656	24,762,270	-	-	2.43%
Templeton Foreign Fund, Advisor Class	7,778,263	2,349,521	346,620	9,781,164	62,599,452	-	(605,299)	1.13%
Templeton Frontier Markets Fund, Advisor Class	-	902,596	-	902,596	13,818,737	-	-	2.36%
Templeton Global Bond Fund, Advisor Class	13,122,983	1,274,308	1,600,356	12,796,935	170,839,078	6,012,541	(961,918)	0.27%
Total					$ 1,444,372,294	$ 17,318,283	$ 6,141,981	
Franklin Templeton Corefolio Allocation Fund								
Franklin Flex Cap Growth Fund, Advisor Class	3,234,556	4,369	210,969	3,027,956	$ 152,387,038	$ -	$ 3,022,782	4.26%
Franklin Growth Fund, Advisor Class	3,331,219	-	256,409	3,074,810	154,478,477	-	4,842,027	2.37%
Institutional Fiduciary Trust Money Market Portfolio	594,399	30,852,622	30,555,262	891,759	891,759	-	-	0.01%
Mutual Shares Fund, Class Z	7,442,954	45,393	618,875	6,869,472	154,288,332	1,019,517	1,199,482	1.12%
Templeton Growth Fund Inc., Advisor Class	8,962,613	-	681,446	8,281,167	154,195,328	-	3,211,892	1.02%
Total					$ 616,250,932	$ 1,019,517	$ 12,276,193	
Franklin Templeton Founding Funds Allocation Fund								
Franklin Income Fund, Advisor Class	926,050,707	44,168,397	125,215,455	845,003,649	$ 1,875,908,101	$ 94,131,800	$ 2,337,373	2.79%
Institutional Fiduciary Trust Money Market Portfolio	38,403,061	538,808,118	531,041,175	46,170,004	46,170,004	-	-	0.27%
Mutual Shares Fund, Class Z	96,672,734	551,855	13,709,619	83,514,970	1,875,746,221	12,394,689	2,632,416	13.57%
Templeton Growth Fund Inc., Advisor Class	117,853,639	-	18,568,295	99,285,344	1,848,693,110	-	(11,201,500)	12.24%
Total					$ 5,646,517,436	$ 106,526,489	$ (6,231,711)	
Franklin Templeton Growth Allocation Fund								
Franklin DynaTech Fund, Advisor Class	1,248,285	410,651	-	1,658,936	$ 57,050,809	$ -	$ -	4.18%
Franklin Flex Cap Growth Fund, Advisor Class	3,003,782	-	63,104	2,940,678	148,004,305	-	222,129	4.13%
Franklin Gold and Precious Metals Fund, Advisor Class	801,218	36,797	290,757	547,258	20,538,593	-	(4,516,573)	0.70%
Franklin Growth Fund, Advisor Class	1,766,243	341,284	41,999	2,066,528	103,772,120	-	(116,338)	1.59%
Franklin Growth Opportunities Fund, Advisor Class	1,224,252	-	-	1,224,252	26,329,194	-	-	6.41%
Franklin High Income Fund, Advisor Class	2,588,825	326,813	280,693	2,634,745	5,427,575	278,733	21,495	0.10%
Franklin International Small Cap Growth Fund, Advisor Class	2,575,403	165,757	-	2,741,160	43,858,559	-	-	6.98%
Franklin MicroCap Value Fund, Advisor Class	919,668	-	-	919,668	30,017,968	-	-	8.09%
Franklin Natural Resources Fund, Advisor Class	805,360	64,356	869,716	-	- *	-	10,263,784	-
Franklin Pelagos Commodities Strategy Fund	307,200	3,146,270	-	3,453,470	36,744,922	-	-	29.26%
Franklin Pelagos Managed Futures Strategy Fund	307,200	-	-	307,200	2,780,160	-	-	19.90%
Franklin Real Estate Securities Fund, Advisor Class	-	1,260,708	-	1,260,708	21,129,461	59,471	-	5.06%
Franklin Rising Dividends Fund, Advisor Class	3,021,175	346,546	55,279	3,312,442	125,442,170	-	(45,460)	1.45%

Franklin Templeton Emerging Market Debt Opportunities Fund	749,693	499,367	75,563	1,173,497	15,067,697	-	(40,352)	2.86%
Franklin Total Return Fund, Advisor Class	2,163,329	2,347,339	1,669,303	2,841,365	29,947,986	589,693	76,383	0.58%
Franklin U.S. Government Securities Fund, Advisor Class	9,280,541	1,973,790	4,354,849	6,899,482	47,813,408	1,635,181	250,322	0.41%
Franklin Utilities Fund, Advisor Class	3,933,664	370,667	-	4,304,331	60,777,153	1,446,098	-	1.34%
Institutional Fiduciary Trust Money Market Portfolio	39,375,622	110,986,187	102,367,208	47,994,601	47,994,601	-	-	0.29%
Mutual European Fund, Class Z	2,895,709	232,125	50,277	3,077,557	63,397,670	823,037	(84,119)	3.57%
Mutual Shares Fund, Class Z	2,804,870	-	2,804,870	-	- *	-	9,339,870	-
Templeton China World Fund, Advisor Class	709,652	274,302	-	983,954	35,796,234	-	-	3.51%
Templeton Foreign Fund, Advisor Class	10,844,661	2,489,335	346,620	12,987,376	83,119,206	-	(678,542)	1.50%
Templeton Frontier Markets Fund, Advisor Class	-	1,486,662	-	1,486,662	22,760,793	-	-	3.89%
Templeton Global Bond Fund, Advisor Class	3,524,146	921,147	939,432	3,505,861	46,803,251	1,567,322	(161,607)	0.07%
Total					$ 1,076,573,834	$ 6,389,535	$ 14,547,092	
Franklin Templeton Moderate Allocation Fund								
Franklin DynaTech Fund, Advisor Class	1,814,281	624,052	15,253	2,423,080	$ 83,329,706	$ -	$ (27,456)	6.10%
Franklin Flex Cap Growth Fund, Advisor Class	4,513,839	-	51,483	4,462,356	224,590,390	-	199,795	8.27%
Franklin Gold and Precious Metals Fund, Advisor Class	1,313,536	48,099	472,438	889,197	33,371,545	-	(8,768,984)	1.13%
Franklin Growth Fund, Advisor Class	2,732,897	564,063	30,953	3,266,007	164,084,168	-	(59,740)	2.52%
Franklin Growth Opportunities Fund, Advisor Class	1,734,337	-	22,635	1,711,702	39,608,788	-	30,104	8.96%
Franklin High Income Fund, Advisor Class	16,540,092	1,522,163	330,401	17,731,854	36,527,819	1,878,800	10,049	0.64%
Franklin International Small Cap Growth Fund, Advisor Class	3,901,845	282,629	34,364	4,150,110	66,401,759	-	(98,989)	10.57%
Franklin MicroCap Value Fund, Advisor Class	1,273,008	-	-	1,273,008	41,550,980	-	-	11.19%
Franklin Natural Resources Fund, Advisor Class	1,153,697	86,703	1,240,400	-	- *	-	12,487,452	-
Franklin Pelagos Commodities Strategy Fund	438,800	4,433,711	-	4,872,511	51,843,517	-	-	41.29%
Franklin Pelagos Managed Futures Strategy Fund	438,800	-	-	438,800	3,071,140	-	-	28.43%
Franklin Real Estate Securities Fund, Advisor Class	-	1,822,340	-	1,822,340	30,542,420	85,965	-	7.31%
Franklin Rising Dividends Fund, Advisor Class	4,491,555	456,976	40,827	4,907,704	185,854,747	-	(15,515)	2.15%
Franklin Templeton Emerging Market Debt Opportunities Fund	3,716,986	1,241,365	67,766	4,890,585	62,795,115	-	(50,043)	11.93%
Franklin Total Return Fund, Advisor Class	10,650,925	6,689,393	829,048	16,511,270	174,028,790	2,894,628	(15,356)	3.39%
Franklin U.S. Government Securities Fund, Advisor Class	49,297,612	3,071,665	15,597,019	36,772,458	254,833,134	9,325,067	615,422	2.19%
Franklin Utilities Fund, Advisor Class	6,382,259	556,857	69,156	6,869,960	97,003,636	2,315,143	58,091	2.14%
Institutional Fiduciary Trust Money Market Portfolio	197,999,013	237,467,352	186,089,686	249,376,679	249,376,679	-	-	1.48%
Mutual European Fund, Class Z	4,448,469	330,909	24,509	4,754,889	97,950,291	1,271,604	(41,667)	5.52%
Mutual Shares Fund, Class Z	4,141,238	-	4,141,238	-	- *	-	16,313,779	-
Templeton China World Fund, Advisor Class	1,088,766	406,529	14,306	1,480,989	53,878,363	-	(105,865)	5.29%
Templeton Foreign Fund, Advisor Class	16,614,898	4,491,835	250,417	20,856,316	133,480,419	-	(408,376)	2.41%

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical financial instruments
  Level 2 - other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of September 30, 2012, in valuing the Funds' assets carried at fair value, is as follows:

Franklin Templeton 2045 Retirement Target Fund

Assets:				
Investments in Securities:				
Investments in Underlying Funds and Exchange Traded Funds[a]	$ 26,430,966	$ 1,110,164	$ -	$ 27,541,130
Short Term Investments	1,205,137	-	-	1,205,137
Total Investments in Securities	$ 27,636,103	$ 1,110,164	$ -	$ 28,746,267

Franklin Templeton Conservative Allocation Fund

Assets:				
Investments in Securities:				
Investments in Underlying Funds and Exchange Traded Funds[a]	$1,187,866,832	$26,967,997	$ -	$1,214,834,829
Short Term Investments	303,947,933	-	-	303,947,933
Total Investments in Securities	$1,491,814,765	$26,967,997	$ -	$1,518,782,762

Franklin Templeton Corefolio Allocation Fund

Assets:				
Investments in Securities:				
Investments in Underlying Funds[a]	$ 615,359,173	$ -	$ -	$ 615,359,173
Short Term Investments	891,759	-	-	891,759
Total Investments in Securities	$ 616,250,932	$ -	$ -	$ 616,250,932

Franklin Templeton Founding Funds Allocation Fund

Assets:				
Investments in Securities:				
Investments in Underlying Funds[a]	$5,600,347,432	$ -	$ -	$5,600,347,432
Short Term Investments	46,170,004	-	-	46,170,004
Total Investments in Securities	$5,646,517,436	$ -	$ -	$5,646,517,436

Franklin Templeton Growth Allocation Fund

Assets:				
Investments in Securities:				
Investments in Underlying Funds and Exchange Traded Funds[a]	$1,045,095,501	$39,525,082	$ -	$1,084,620,583
Short Term Investments	47,994,601	-	-	47,994,601
Total Investments in Securities	$1,093,090,102	$39,525,082	$ -	$1,132,615,184

Franklin Templeton Moderate Allocation Fund

Assets:				
Investments in Securities:				
Investments in Underlying Funds and Exchange Traded Funds[a]	$2,192,169,561	$55,814,657	$ -	$2,247,984,218
Short Term Investments	249,376,679	-	-	249,376,679
Total Investments in Securities	$2,441,546,240	$55,814,657	$ -	$2,497,360,897

[a]For detailed Underlying Fund and ETF categories, see the accompanying Statements of Investments.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date November 27, 2012

By /s/GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date November 27, 2012